Fair Value Measurements - Schedule of Non-recurring Fair Value Measurements (Details) - Non-Recurring Fair Value Measurements [Member] - Level 3 [Member]	Aug. 13, 2025 USD ($)
Schedule of Recurring Fair Value Measurements [Line Items]
Fair value of Public Rights for Class A ordinary shares subject to redemption allocation	$ 3,622,244
Fair value of NMSI interests in founder shares	11,809,000
Fair value of underwriter interests in founder shares	902,000
Non-managing sponsor interest in Bonus Shares	51,725
Underwriter interest in Bonus Shares	$ 2,606